Note 9 - Deferred Charges, Net (Tables)	6 Months Ended
Jun. 30, 2025
Notes Tables
Schedule of Deferred Charges [Table Text Block]
Balance, January 1, 2025	$52,688
Additions	5,699
Amortization	(9,530)
Balance, June 30 2025	$48,857